Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Entity Central Index Key	0000746687
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000004445
Shareholder Report [Line Items]
Fund Name	State Street Income V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$78	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%	[1]
AssetsNet	$ 8,856,336
Holdings Count | Holding	916
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$8,856,336 Number of Portfolio Holdings916 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasuries	32.7%
Agency Mortgage Backed	31.3%
Corporate Notes	26.7%
Short-Term Investments	18.9%
Non-Agency Collateralized Mortgage Obligations	6.1%
Agency Collateralized Mortgage Obligations	1.2%
Municipal Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 08/15/33	9.0%
U.S. Treasury Notes, 4.25%, due 11/15/34	6.4%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/55	4.9%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	4.8%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 07/01/54	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.7%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 07/01/54	2.7%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.6%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.3%
Federal National Mortgage Association, 2.50%, due 03/01/51	1.9%

C000004449
Shareholder Report [Line Items]
Fund Name	State Street Premier Growth Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[2]
AssetsNet	$ 33,690,197
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$33,690,197 Number of Portfolio Holdings38 Portfolio Turnover Rate19%
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	22.1%
Software	21.6%
Interactive Media & Services	12.5%
Broadline Retail	6.9%
Exchange Traded & Mutual Funds	4.6%
Technology Hardware, Storage & Peripherals	4.5%
Financial Services	4.3%
Pharmaceuticals	4.1%
Capital Markets	2.5%
Electronic Equipment	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.4%
Microsoft Corp.	14.3%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.7%
Broadcom, Inc.	4.9%
Apple, Inc.	4.5%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class C	3.0%
Alphabet, Inc., Class A	2.9%
Visa, Inc., Class A	2.8%

C000004440
Shareholder Report [Line Items]
Fund Name	State Street Real Estate Securities V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$62	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[3]
AssetsNet	$ 19,618,204
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$19,618,204 Number of Portfolio Holdings52 Portfolio Turnover Rate15%
Holdings [Text Block]

Top Industries

Industry	%
Specialized REITs	25.7%
Health Care REITs	20.1%
Retail REITs	18.7%
Residential REITs	14.8%
Industrial REITs	11.3%
Office REITs	4.9%
Hotel & Resort REITs	2.9%
Diversified REITs	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Welltower, Inc.	7.9%
Equinix, Inc.	7.8%
Prologis, Inc.	7.3%
Digital Realty Trust, Inc.	4.9%
Ventas, Inc.	4.3%
Extra Space Storage, Inc.	4.2%
UDR, Inc.	3.7%
Realty Income Corp.	3.4%
Camden Property Trust	3.1%
Simon Property Group, Inc.	3.1%

C000004450
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[4]
AssetsNet	$ 197,443,411
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$197,443,411 Number of Portfolio Holdings506 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors	12.6%
Software	11.4%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000004438
Shareholder Report [Line Items]
Fund Name	State Street Small-Cap Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$68	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%	[5]
AssetsNet	$ 22,848,347
Holdings Count | Holding	330
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$22,848,347 Number of Portfolio Holdings330 Portfolio Turnover Rate20%
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	9.7%
Machinery	8.4%
Software	7.8%
Electronic Equipment, Instruments & Components	4.4%
Healthcare Equipment & Supplies	4.2%
Commercial Services & Supplies	4.2%
Specialty Retail	3.3%
Insurance	3.3%
Chemicals	3.1%
Hotels, Restaurants & Leisure	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
MSA Safety, Inc.	1.5%
Darling Ingredients, Inc.	1.2%
Modine Manufacturing Co.	1.2%
Brink's Co.	1.1%
Enerpac Tool Group Corp.	1.1%
Belden, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Repligen Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%

C000004439
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[6]
AssetsNet	$ 1,056,439,882
Holdings Count | Holding	4,849
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,056,439,882 Number of Portfolio Holdings4,849 Portfolio Turnover Rate65%
Holdings [Text Block]

Top Security Types

Asset	%
Common Stocks	54.5%
Mutual Funds and Exchange Traded Products	41.8%
Short-Term Investments	3.5%
Preferred Stock	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	21.1%
SPDR Bloomberg High Yield Bond ETF	6.0%
SPDR Portfolio TIPS ETF	5.0%
SPDR Portfolio Long Term Corporate Bond ETF	3.6%
NVIDIA Corp.	2.0%
Microsoft Corp.	2.0%
SPDR Dow Jones REIT ETF	1.9%
Apple, Inc.	1.7%
SPDR Portfolio Intermediate Term Corporate Bond ETF	1.5%
Amazon.com, Inc.	1.2%

C000033161
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Class Name	Class 3
Trading Symbol	SSTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[7]
AssetsNet	$ 1,056,439,882
Holdings Count | Holding	4,849
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,056,439,882 Number of Portfolio Holdings4,849 Portfolio Turnover Rate65%
Holdings [Text Block]

Top Security Types

Asset	%
Common Stocks	54.5%
Mutual Funds and Exchange Traded Products	41.8%
Short-Term Investments	3.5%
Preferred Stock	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	21.1%
SPDR Bloomberg High Yield Bond ETF	6.0%
SPDR Portfolio TIPS ETF	5.0%
SPDR Portfolio Long Term Corporate Bond ETF	3.6%
NVIDIA Corp.	2.0%
Microsoft Corp.	2.0%
SPDR Dow Jones REIT ETF	1.9%
Apple, Inc.	1.7%
SPDR Portfolio Intermediate Term Corporate Bond ETF	1.5%
Amazon.com, Inc.	1.2%

C000004441
Shareholder Report [Line Items]
Fund Name	State Street U.S. Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[8]
AssetsNet	$ 20,148,669
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$20,148,669 Number of Portfolio Holdings96 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipments	14.3%
Software	12.9%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	4.9%
Broadline Retail	4.6%
Capital Markets	4.2%
Banks	3.8%
Financial Services	3.5%
Pharmaceuticals	3.4%
Specialty Retail	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.4%
Microsoft Corp.	8.0%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	4.0%
Alphabet, Inc., Class A	3.9%
Broadcom, Inc.	3.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.